Trade payables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables

15 Trade payables

	Note	2023	2022
Domestic market
Third parties		1,454	1,748
Third parties (forfait)	(i)	671	683
Total Third parties		2,125	2,431

Related parties		256	197
Related parties (forfait)	(i)	847	81
Total Related parties	9	1,103	278

Foreign market	(ii)
Third parties		9,993	9,541

		13,221	12,250

Current liabilities		13,221	12,247
Non-current liabilities	(iii)		3
Total		13,221	12,250

(i)	The Company has payment agreements with financial institutions and forfaiting agreements that allow certain suppliers to opt for granting their receivables from the Company upon accepting of financial institutions by acquiring or not the related receivables, without the Company’s interference. The grant operation does not imply any change in the instruments issued by suppliers, with the same conditions of the original amount and the payment term maintained.
(ii)	Includes R$ 7,.3 billion(2022: R$ 5.8 billion) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
(iii)	On the Statement of financial position, the balance of non-current liabilities is presented under Other payables.